Reinsurance - Components of Net Investment Income on Funds Withheld Assets (Details) - Talcott Life & Annuity Re $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Reinsurance
Total	$ 869.9
Investment expenses	(20.5)
Net investment income	849.4
Fixed maturities, available-for-sale
Reinsurance
Total	745.9
Fixed maturities, trading
Reinsurance
Total	2.0
Equity securities
Reinsurance
Total	0.6
Mortgage loans
Reinsurance
Total	98.4
Cash and cash equivalents
Reinsurance
Total	18.2
Other
Reinsurance
Total	$ 4.8